Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Automobile Components - 6.1%
Adient PLC (a)	336,800	$6,806,728
Aptiv PLC (a)	42,500	2,951,200
Goodyear Tire & Rubber Co. (a)	190,100	1,260,363
Lear Corp.	29,000	3,511,320
Magna International, Inc.	155,900	8,700,779
Versigent Ltd. (a)	27,835	886,545
		24,116,935

Banks - 6.8%
Citizens Financial Group, Inc.	60,600	3,634,182
First Citizens BancShares, Inc. - Class A	2,887	5,441,014
Popular, Inc.	92,600	12,424,142
Zions Bancorp NA	96,800	5,577,616
		27,076,954

Beverages - 1.2%
Constellation Brands, Inc. - Class A	14,900	2,235,000
Molson Coors Beverage Co. - Class B	62,400	2,686,944
		4,921,944

Capital Markets - 2.0%
State Street Corp.	63,400	8,023,904

Chemicals - 3.6%
Huntsman Corp.	182,800	2,433,068
Olin Corp.	404,900	12,037,677
		14,470,745

Commercial Services & Supplies - 1.5%
Brink's Co.	55,700	5,772,191

Communications Equipment - 3.1%
F5, Inc. (a)	10,100	2,922,233
Telefonaktiebolaget LM Ericsson - ADR (b)	839,700	9,463,419
		12,385,652

Construction & Engineering - 3.0%
Fluor Corp. (a)	256,400	11,961,060

Consumer Finance - 4.6%
Ally Financial, Inc.	174,000	6,826,020
SLM Corp.	524,800	11,235,968
		18,061,988

Electric Utilities - 1.5%
NRG Energy, Inc.	15,500	2,265,170
PPL Corp.	92,700	3,541,140
		5,806,310

Electronic Equipment, Instruments & Components - 2.2%
Avnet, Inc.	85,500	5,268,510
CDW Corp.	28,500	3,449,070
		8,717,580

Financial Services - 3.1%
Corebridge Financial, Inc.	19,500	465,270
Euronet Worldwide, Inc. (a)	30,100	1,997,737
Fidelity National Information Services, Inc.	63,100	2,960,021
Fiserv, Inc. (a)	89,400	4,988,520
WEX, Inc. (a)	12,700	1,943,608
		12,355,156

Food Products - 2.3%
Conagra Brands, Inc.	118,000	1,854,960
J M Smucker Co.	36,000	3,471,840
Kraft Heinz Co.	167,000	3,755,830
		9,082,630

Ground Transportation - 1.6%
U-Haul Holding Co.	141,200	6,307,404

Health Care Equipment & Supplies - 1.5%
GE HealthCare Technologies, Inc.	36,500	2,598,070
Solventum Corp. (a)	51,100	3,336,830
		5,934,900

Health Care Providers & Services - 5.1%
Centene Corp. (a)	238,800	7,818,312
Humana, Inc.	31,100	5,392,429
Universal Health Services, Inc. - Class B	39,500	7,069,315
		20,280,056

Hotels, Restaurants & Leisure - 1.4%
Marriott Vacations Worldwide Corp.	86,300	5,619,856

Household Durables - 0.9%
Whirlpool Corp. (b)	62,700	3,380,784

Insurance - 3.4%
American International Group, Inc.	178,900	13,462,225

IT Services - 1.7%
Amdocs Ltd.	58,400	3,811,184
Cognizant Technology Solutions Corp. - Class A	44,800	2,748,480
		6,559,664

Life Sciences Tools & Services - 1.0%
ICON PLC (a)	36,700	4,061,222

Machinery - 4.0%
AGCO Corp.	19,700	2,282,639
CNH Industrial NV	669,000	7,359,000
Stanley Black & Decker, Inc.	89,900	6,388,294
		16,029,933

Media - 3.7%
Omnicom Group, Inc.	87,900	6,619,749
WPP PLC - ADR (b)	517,500	8,047,125
		14,666,874

Multi-Utilities - 1.9%
Dominion Energy, Inc.	120,500	7,449,310

Oil, Gas & Consumable Fuels - 15.9%
APA Corp.	403,966	17,144,317
California Resources Corp.	85,600	5,925,232
Crescent Energy Co. - Class A	795,287	10,736,374
Kosmos Energy Ltd. (a)	6,545,120	18,195,434
Murphy Oil Corp.	47,100	1,942,875
Ovintiv, Inc.	155,300	9,218,608
		63,162,840

Personal Care Products - 1.1%
Herbalife Ltd. (a)	305,400	4,495,488

Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (a)	25,700	4,858,585

Professional Services - 1.9%
ManpowerGroup, Inc.	133,000	3,918,180
Robert Half, Inc.	140,500	3,568,700
		7,486,880

Software - 4.1%
Workday, Inc. - Class A (a)	124,100	16,123,072

Specialty Retail - 1.0%
Lithia Motors, Inc.	12,500	3,121,500
Upbound Group, Inc.	44,200	797,810
		3,919,310

Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	98,800	1,740,856

Trading Companies & Distributors - 0.5%
WESCO International, Inc.	7,400	2,024,788
TOTAL COMMON STOCKS (Cost $350,732,643)		370,317,096

REAL ESTATE INVESTMENT TRUSTS - 1.8%	Shares	Value
Health Care REITs - 1.3%
Alexandria Real Estate Equities, Inc.	113,400	5,264,028

Hotel & Resort REITs - 0.5%
Pebblebrook Hotel Trust	161,600	2,041,008
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,087,332)		7,305,036

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	21,038,692	21,038,692
TOTAL MONEY MARKET FUNDS (Cost $21,038,692)		21,038,692

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	16,599,047	16,599,047
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,599,047)		16,599,047

TOTAL INVESTMENTS - 104.6% (Cost $396,457,714)		415,259,871
Liabilities in Excess of Other Assets - (4.6)%		(18,410,707)
TOTAL NET ASSETS - 100.0%		$396,849,164

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $16,301,467.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hotchkis & Wiley Mid-Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$370,317,096	$–	$–	$370,317,096
Real Estate Investment Trusts	7,305,036	–	–	7,305,036
Money Market Funds	21,038,692	–	–	21,038,692
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	16,599,047
Total Investments	$398,660,824	$–	$–	$415,259,871

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $16,599,047 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.